REINSURANCE (Tables)	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
Schedule of Reinsurance
The effect of reinsurance on the applicable line items on our statements of operations is as follows:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Premiums earned:
Gross amounts, including reinsurance assumed	$2,004	$1,386	$2,926	$2,876
Reinsurance ceded	(217)	(357)	(452)	(725)
Net amount	$1,787	$1,029	$2,474	$2,151
Other policy revenue:
Gross amounts, including reinsurance assumed	$273	$281	$510	$538
Reinsurance ceded	(52)	(81)	(104)	(159)
Net amount	$221	$200	$406	$379
Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	$(2,541)	$(1,468)	$(3,409)	$(2,877)
Reinsurance ceded	239	389	452	691
Net amount	$(2,302)	$(1,079)	$(2,957)	$(2,186)
Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	$(880)	$(556)	$(1,473)	$(1,118)
Reinsurance ceded	103	59	140	97
Net amount	$(777)	$(497)	$(1,333)	$(1,021)
Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	$(118)	$25	$(246)	$(367)
Reinsurance ceded	10	21	(1)	52
Net amount	$(108)	$46	$(247)	$(315)